OTHER ASSETS (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
OTHER ASSETS.
Prepaid expenses	$ 1,427,536	$ 3,448,069
Lease security deposits		678,854
Shareholder loans receivable	55,990	53,185
Other assets	1,483,526	4,180,108
Less amounts due within one year	(1,427,536)	(3,451,901)
Other non-current assets	$ 55,990	$ 728,207